Business and Non-Current Asset Disposals - Summary of Business and Non-Current Asset Disposals (Parenthetical) (Detail) $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
CRH [Member]
Disclosure of Joint Venture Divestment [Abstract]
Percentage Sale of Group	50.00%
MHIL [Member]
Disclosure of Joint Venture Divestment [Abstract]
Deferred Proceeds Arising From Divestment	$ 300
DIY business in Belgium and Netherlands [member]
Disclosure of associate [line items]
Proportion of interest in associate due to divestment of DIY business	22.78%
Loan advance and made to Intergamma	$ 58